Fair Value Measurements (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Dec. 31, 2012
Financial assets:
Held to maturity securities	$ 30,902
Non-covered loans, net	3,612,301	3,481,405		3,148,987
Covered loans	909,783	1,005,308
Broker-dealer and clearing organization receivables	174,442	119,317		145,564
FDIC indemnification asset	188,736	188,291	185,680
Financial liabilities:
Broker-dealer and clearing organization payables	161,888	129,678		187,990
Level 1
Financial assets:
Cash and cash equivalents	917,410	746,023
Level 2
Financial assets:
Held to maturity securities	30,902
Non-covered loans, net	315,199	281,712
Broker-dealer and clearing organization receivables	174,442	119,317		145,564
Other assets	42,233	43,946		59,094
Financial liabilities:
Deposits	6,667,621	6,722,909		4,698,848
Broker-dealer and clearing organization payables	161,888	129,678		187,990
Short-term borrowings	491,406	342,087		728,250
Debt	115,777	114,671		217,092
Other liabilities	2,834	3,362		4,400
Level 3
Financial assets:
Non-covered loans, net	3,313,626	3,119,319		3,148,987
Covered loans	1,060,417	997,371
FDIC indemnification asset	188,736	188,291
Other assets	21,945	22,109
Total Fair Value
Financial assets:
Cash and cash equivalents	917,410	746,023
Held to maturity securities	30,902
Non-covered loans, net	3,628,825	3,401,031		3,148,987
Covered loans	1,060,417	997,371
Broker-dealer and clearing organization receivables	174,442	119,317		145,564
FDIC indemnification asset	188,736	188,291
Other assets	64,178	66,055		59,094
Financial liabilities:
Deposits	6,667,621	6,722,909		4,698,848
Broker-dealer and clearing organization payables	161,888	129,678		187,990
Short-term borrowings	491,406	342,087		728,250
Debt	115,777	114,671		217,092
Other liabilities	2,834	3,362		4,400
Carrying Amount
Financial assets:
Cash and cash equivalents	917,410	746,023
Held to maturity securities	30,981
Non-covered loans, net	3,612,301	3,481,405		3,148,987
Covered loans	909,783	1,005,308
Broker-dealer and clearing organization receivables	174,442	119,317		145,564
FDIC indemnification asset	188,736	188,291
Other assets	64,178	66,055		59,094
Financial liabilities:
Deposits	6,663,176	6,722,019		4,700,461
Broker-dealer and clearing organization payables	161,888	129,678		187,990
Short-term borrowings	491,406	342,087		728,250
Debt	122,477	123,339		208,551
Other liabilities	$ 2,834	$ 3,362		$ 4,400